Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	June 30,
	2020	2019
Series B convertible preferred stock	11	11
Convertible notes payable	55,578,272	564,797
Common stock warrants	124,514,653	1,876,198
Common stock options	4,188,630	4,333,763
Total	184,281,566	6,774,769

At December 31, 2019 and 2018, the Company excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2019	2018
Series B convertible preferred stock	11	11
Convertible notes payable	7,017,896	16,319
Common stock warrants	2,191,043	1,783,229
Common stock options	4,344,994	4,344,994
Total	13,553,944	6,144,553

Summary of Fair Value of Option Estimated Using Black-Scholes Pricing Model with Valuation Assumptions

For stock options requiring an assessment of value during the fiscal years ended December 31, 2019 and 2018, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model using the following assumptions:

	2019	2018

Risk-free interest rate	-%	2.64-2.89%
Expected dividend yield	-%	0%
Expected volatility	-%	186.07-222.64%
Expected life at date of issuance	-	5 years